Financial instruments: (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2011 Long-term payable USD ($)	Dec. 31, 2011 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2011 Senior financing
Long-term debt
Portion of the purchase price payable on the third anniversary		€ 7,600	$ 9,859	€ 7,600
Effective interest rate (as a percent)		3.65%
Excess of fair value over carrying value	$ 191
Market interest rate (as a percent)	2.35%
Spread on variable rate (as a percent)					2.50%